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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549



                                    FORM 13F



                               FORM 13F COVER PAGE



REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED MARCH 31, 2007



CHECK HERE IF AMENDMENT [_]; AMENDMENT NUMBER:



THIS AMENDMENT (CHECK ONLY ONE.):

/_/ IS A RESTATEMENT.

/_/ ADDS NEW HOLDINGS ENTRIES.



INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:



NAME: ATKINSON INVESTMENT MANAGEMENT, LLC

ADDRESS: 100 OVERLOOK CENTER, 2(ND) FLOOR PRINCETON, NJ 08540



FORM 13F FILE NUMBER: 28-13488



THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM

IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED

TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND

COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS,

SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.



PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:



NAME: MICHAEL D. ATKINSON

TITLE: MEMBER, ATKINSON INVESTMENT MANAGEMENT LLC

PHONE: (609) 731-2734



SIGNATURE, PLACE, AND DATE OF SIGNING:



/s/Michael D. Atkinson

-----------------------

MICHAEL D. ATKINSON

PRINCETON, NJ

APRIL 6, 2009







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REPORT TYPE (CHECK ONLY ONE.):



/X/ 13F HOLDINGS REPORT. (CHECK HERE IF ALL HOLDINGS OF THIS REPORTING MANAGER

ARE REPORTED IN THIS REPORT.)



/_/ 13F NOTICE. (CHECK HERE IF NO HOLDINGS REPORTED ARE IN THIS REPORT, AND ALL

HOLDINGS ARE REPORTED BY OTHER REPORTING MANAGER(S).)



/_/ 13F COMBINATION REPORT. (CHECK HERE IF A PORTION OF THE HOLDINGS FOR THIS

REPORTING MANAGER ARE REPORTED IN THIS REPORT AND A PORTION ARE REPORTED BY

OTHER REPORTING MANAGER(S).)





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FORM 13F SUMMARY PAGE



REPORT SUMMARY:



NUMBER OF OTHER INCLUDED MANAGERS:



NONE



FORM 13F INFORMATION TABLE ENTRY TOTAL:

27



FORM 13F INFORMATION TABLE VALUE TOTAL:

$120,688 (THOUSANDS)



LIST OF OTHER INCLUDED MANAGERS:



PROVIDE A NUMBERED LIST OF THE NAME(S) AND FORM 13F FILE NUMBER(S) OF ALL

INSTITUTIONAL INVESTMENT MANAGERS WITH RESPECT TO WHICH THIS REPORT IS FILED,

OTHER THAN THE MANAGER FILING THIS REPORT.



NONE.





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



FORM 13F INFORMATION TABLE

AS OF MARCH 31, 2007

ATKINSON INVESTMENT MANAGEMENT LLC

                                                  AMOUNT

                                                  AND

                      TITLE OF            MARKET TYPE OF INVESTMENT OTHER VOTING

NAME OF ISSUER        CLASS     CUSIP     VALUE   SECURITY*DISCRETION MANAGERS AUTHORITY

                                          (X1000)        SOLE                  SOLE

BP PLC                Sponsored 055622104 6022    93000  93000                 93000

                      ADR

CVS CORP              Common    126650100 3755    110000 110000                110000

CATERPILLAR INC DEL   Common    149123101 2011    30000  30000                 30000

COLGATE PALMOLIVE CO Common     194162103 3807    57000  57000                 57000

DEVON ENERGY CORP     Common    25179M103 1384    20000  20000                 20000

NEW

DOVER CORP            Common    260003108 3710    76000  76000                 76000

EMERSON ELEC CO       Common    291011104 5602    130000 130000                130000

FPL GROUP INC         Common    302571104 3487    57000  57000                 57000

FAMOUS DAVES AMER     Common    307068106 1085    60000  60000                 60000

INC

FLUOR CORP NEW        Common    343412102 6280    70000  70000                 70000

GENERAL ELECTRIC CO   Common    369604103 11386   322000 322000                322000

HALLIBURTON CO        Common    406216101 4253    134000 134000                134000

SCHEIN HENRY CO       Common    806407102 2649    48000  48000                 48000

HORMEL FOODS CO       Common    440452100 1525    41000  41000                 41000

ILLINOIS TOOL WKS INC Common    452308109 4644    90000  90000                 90000

JACOBS ENGR GROUP     Common    469814107 6251    134000 134000                134000

INC

MCGRAW HILL COS INC   Common    580645109 5659    90000  90000                 90000

MEDTRONIC INC         Common    585055106 2110    43000  43000                 43000

MICROSOFT CORP        Common    594918104 2230    80000  80000                 80000

NOVARTIS AG           Sponsored 66987V109 4370    80000  80000                 80000

                      ADR

PAYCHEX INC           Common    704326107 3938    104000 104000                104000

PEPSICO INC           Common    713448108 8390    132000 132000                132000

PROCTOR & GAMBLE CO   Common    742718109 7579    120000 120000                120000




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



SCHLUMBERGER LTD Common    806857108 5390 78000  78000    78000

STRKYER CORP     Common    863667101 2189 33000  33000    33000

SYSCO CORP       Common    871829107 4702 139000 139000   139000

TOTAL S A        Sponsored 89151E109 6280 90000  90000    90000

                 ADR




*ALL OF THE SECURITIES LISTED WITHIN THIS COLUMN ARE STATED AS "SH."